FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized losses recognized in earnings related to outstanding loans held at period end		$ 7,900	$ 16,092	$ (1,669)
Tower's loans (including current maturities) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - at fair value		74,955	77,029
Loan repayment		(82,855)	(18,200)
Total changes in fair value recognized in earnings		7,900	16,126
Ending balance - at fair value			74,955	77,029
Unrealized losses recognized in earnings related to outstanding loans held at period end	[1]		13,219
Others [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - at fair value			34
Loan repayment
Total changes in fair value recognized in earnings			(34)
Ending balance - at fair value				$ 34
Unrealized losses recognized in earnings related to outstanding loans held at period end

[1]	Includes only loans under Tower's Facility Agreement with the Israeli Banks.